SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 96.2%
	Banks — 5.7%
	Banks — 5.7%
	BNP Paribas SA	206,795	$ 12,685,430
	Mitsubishi UFJ Financial Group, Inc.	1,276,077	14,897,822
			27,583,252
	Capital Goods — 13.7%
	Building Products — 0.3%
[a]	Munters Group AB	83,236	1,397,501
	Electrical Equipment — 8.9%
	ABB Ltd.	218,654	11,806,980
	Mitsubishi Electric Corp.	536,000	9,050,757
	Nexans SA	83,213	8,981,640
	Schneider Electric SE	54,138	13,509,391
	Industrial Conglomerates — 3.0%
	Hitachi Ltd.	587,300	14,383,003
	Machinery — 1.5%
	FANUC Corp.	288,500	7,536,473
			66,665,745
	Commercial & Professional Services — 8.1%
	Commercial Services & Supplies — 4.8%
	Daiei Kankyo Co. Ltd.	64,500	1,179,991
	Elis SA	456,825	8,943,519
	Tetra Tech, Inc.	30,149	1,201,136
	Waste Connections, Inc.	70,034	12,016,434
	Professional Services — 3.3%
	Recruit Holdings Co. Ltd.	150,500	10,460,940
	UL Solutions, Inc. Class A	50,000	2,494,000
[b]	Visional, Inc.	58,100	2,933,816
			39,229,836
	Consumer Durables & Apparel — 8.7%
	Household Durables — 4.3%
	Barratt Redrow plc	1,146,622	6,317,441
	Sony Group Corp.	703,110	14,818,420
	Textiles, Apparel & Luxury Goods — 4.4%
[b]	Amer Sports, Inc.	256,863	7,181,890
	LVMH Moet Hennessy Louis Vuitton SE	21,272	14,002,985
			42,320,736
	Consumer Services — 1.3%
	Hotels, Restaurants & Leisure — 1.3%
	Compass Group plc	187,619	6,252,510
			6,252,510
	Consumer Staples Distribution & Retail — 4.7%
	Consumer Staples Distribution & Retail — 4.7%
	Alimentation Couche-Tard, Inc.	214,996	11,923,532
	Costco Wholesale Corp.	11,709	10,728,606
			22,652,138
	Financial Services — 4.5%
	Capital Markets — 4.5%
	B3 SA - Brasil Bolsa Balcao	4,249,350	7,061,006
	Hong Kong Exchanges & Clearing Ltd.	388,400	14,742,562
			21,803,568
	Food, Beverage & Tobacco — 3.5%
	Food Products — 3.5%
	Danone SA	178,271	12,025,187
	Nissin Foods Holdings Co. Ltd.	213,100	5,148,168
			17,173,355

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Health Care Equipment & Services — 4.2%
	Health Care Equipment & Supplies — 3.4%
	Alcon AG	161,044	$ 13,654,520
	EssilorLuxottica SA	10,930	2,667,425
	Health Care Technology — 0.8%
	Pro Medicus Ltd.	26,953	4,172,643
			20,494,588
	Household & Personal Products — 3.1%
	Personal Care Products — 3.1%
[b]	BellRing Brands, Inc.	15,904	1,198,207
	L’Oreal SA	39,476	13,978,658
			15,176,865
	Materials — 2.9%
	Chemicals — 2.9%
	Linde plc	33,032	13,975,177
			13,975,177
	Media & Entertainment — 2.1%
	Entertainment — 1.0%
	Walt Disney Co.	43,016	4,789,832
	Interactive Media & Services — 1.1%
[b]	Kanzhun Ltd. ADR	394,870	5,449,206
			10,239,038
	Pharmaceuticals, Biotechnology & Life Sciences — 6.9%
	Life Sciences Tools & Services — 2.9%
[b]	ICON plc ADR	11,994	2,515,262
	Lonza Group AG	10,408	6,143,201
	Stevanato Group SpA	245,042	5,339,465
	Pharmaceuticals — 4.0%
	AstraZeneca plc	18,677	2,447,600
	Novo Nordisk AS Class B	81,926	7,068,725
	Roche Holding AG	35,641	9,965,459
			33,479,712
	Semiconductors & Semiconductor Equipment — 4.3%
	Semiconductors & Semiconductor Equipment — 4.3%
	ASML Holding NV	7,730	5,434,431
	Disco Corp.	37,600	9,974,431
	Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	26,909	5,314,258
			20,723,120
	Software & Services — 6.7%
	Information Technology Services — 1.1%
[b]	Globant SA	25,966	5,567,630
	Software — 5.6%
	Constellation Software, Inc.	4,082	12,622,437
	SAP SE	59,387	14,607,664
			32,797,731
	Technology Hardware & Equipment — 3.9%
	Electronic Equipment, Instruments & Components — 1.2%
	Keyence Corp.	14,800	6,015,776
	Technology Hardware, Storage & Peripherals — 2.7%
	Samsung Electronics Co. Ltd.	362,536	12,937,751
			18,953,527
	Telecommunication Services — 3.0%
	Diversified Telecommunication Services — 3.0%
	Internet Initiative Japan, Inc.	505,100	9,519,527
	Orange SA	510,153	5,087,838
			14,607,365
	Transportation — 2.9%

SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2024 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Ground Transportation — 2.9%
	Canadian Pacific Kansas City Ltd.	193,409	$ 13,997,009
			13,997,009
	Utilities — 6.0%
	Electric Utilities — 6.0%
	Endesa SA	442,782	9,526,277
	Enel SpA	1,719,906	12,273,543
	Iberdrola SA	536,454	7,390,620
			29,190,440
	Total Common Stock (Cost $402,427,348)		467,315,712
	Warrant — 0.0%
	Software & Services — 0.0%
	Software — 0.0%
[b,c]	Constellation Software, Inc., 3/31/2040	6,276	1
			1
	Total Warrants (Cost $0)		1
	Short-Term Investments — 3.7%
[d]	Thornburg Capital Management Fund	1,804,591	18,045,910
	Total Short-Term Investments (Cost $18,045,910)		18,045,910
	Total Investments — 99.9% (Cost $420,473,258)		$485,361,623
	Other Assets Less Liabilities — 0.1%		566,456
	Net Assets — 100.0%		$485,928,079

Footnote Legend
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2024, the aggregate value of these securities in the Fund’s portfolio was $1,397,501, representing 0.29% of the Fund’s net assets.
b	Non-income producing.
c	Security currently fair valued by Thornburg Investment Management, Inc.’s Valuation and Pricing Committee.
d	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Better World International Fund	December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Better World International Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-four separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers three classes of shares of beneficial interest: Class A, Class C, and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.
Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Better World International Fund	December 31, 2024 (Unaudited)

Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 12/31/24	Dividend Income
Thornburg Capital Mgmt. Fund	$22,153,050	$55,746,806	$(59,853,946)	$-	$-	$18,045,910	$259,677